Bank credit lines and loan facilities - Schedule of Outstanding Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Jul. 01, 2021
Debt Instrument [Line Items]
Total debt	$ 4,901,213	$ 5,501,213
Less current portion of long-term debt and debt issuance costs	(55,150)	(55,150)
Total long-term debt	4,846,063	5,446,063
Less long-term portion of debt issuance costs and debt discount	(51,207)	(64,901)
Total long-term debt, net	$ 4,794,856	$ 5,381,162
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate	5.938%	2.75%	1.00%
Total debt	$ 4,401,213	$ 5,001,213
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	2.875%	2.875%	2.875%
Total debt	$ 500,000	$ 500,000